Commitments and Contingent Liabilities - Future Minimum Rental Payments under Operating Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 276
2019	276
2020	275
2021	232
2022	$ 75